Employee share scheme reserve - summary of strike price (Details) - Options	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee share scheme reserve
Number of outstanding share options	296,304	246,303	106,304
$0-20
Employee share scheme reserve
Number of outstanding share options	230,611	180,610
$20-47.5
Employee share scheme reserve
Number of outstanding share options	17,646	17,646
$47.5-61.5
Employee share scheme reserve
Number of outstanding share options	6,565	6,565
$61.5-85
Employee share scheme reserve
Number of outstanding share options	36,894	36,894
$250
Employee share scheme reserve
Number of outstanding share options	4,588	4,588